EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income attributable to holders of ordinary shares	$ 93,311,649	$ 134,454,976	$ 67,194,438
Weighted-average shares outstanding - basic	139,995,702	143,312,424	141,739,261
Weighted average shares outstanding - diluted	156,173,054	162,702,055	157,342,529
Income per share - basic	$ 0.67	$ 0.94	$ 0.47
Income per share - diluted	$ 0.60	$ 0.83	$ 0.43
Stock options excluded in the computation of diluted earnings per share due to their anti-dilutive effect	1,673,633	1,367,671	466,474
Stock Options [Member]
Earnings Per Share [Line Items]
Potential dilutive shares	11,126,057	13,047,931	12,074,708
Restricted Stock Units (RSUs) [Member]
Earnings Per Share [Line Items]
Potential dilutive shares	5,051,295	6,341,700	3,528,560